Federated Equity Funds

Federated Prudent Bear Fund
Federated Clover Mid Value Fund
Federated Clover Small Value Fund

Federated Income Securities Trust

Federated Real Return Bond Fund

Federated MDT Series

Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Mid Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Value Fund

for purposes of this supplement, Class C Shares of the above-named funds are included

SUPPLEMENT TO current Prospectuses

Under the heading entitled “Payments to Financial Intermediaries,” please delete the paragraph under “RULE 12b-1 FEES” and replace it with the following:

“The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% of average net assets for Class A Shares and 0.75% of average net assets for Class C Shares to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of Class C Shares, Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads for the Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

February 26, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450238 (2/10)

Federated Equity Funds

Federated Clover Mid Value Fund
Federated Clover Small Value Fund
Federated Prudent Bear Fund

Federated Income Securities Trust

Federated Real Return Bond Fund

Federated MDT Series

Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Mid Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Value Fund
Federated MDT Tax Aware/All Cap Core Fund

for purposes of this supplement, class C shares of the above-named funds are included

SUPPLEMENT TO current Statements of Additional Information

Under the heading entitled “How is the Fund Sold?,” please delete last paragraph under “RULE 12b-1 PLAN (share class as currently listed)” and replace it with the following:

“In addition, in connection with the sale of Class C Shares, Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads from the Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements.”

February 26, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450224 (2/10)

Federated MDT Tax Aware/All Cap Core Fund

A Portfolio of Federated MDT Series

Class A Shares
Class C Shares

SUPPLEMENT TO Prospectus DATED September 30, 2009

1. Please delete the section entitled “Rule 12b-1 Fees” in its entirety and replace with the following:

“Rule 12b-1 Fees

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class C Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of Class C Shares, Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads for the Class C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements.

Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

2. Please add the following immediately after the section entitled “Rule 12b-1 Fees”:

“Service Fees

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.”

February 26, 2010

Federated MDT Tax Aware/All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R403
Cusip 31421R502

Q450232 (2/10)